COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expenses

		Year Ended December 31,
Lease cost	Classification	2021
Operating lease cost
Amortization of leased assets	Depreciation, amortization	$585,337
Interest on lease liabilities	Interest expense	1,100,599
Net lease cost		$1,685,936

Lease Term and Discount Rate	December 31, 2021
Weighted-average remaining lease term (years)
Operating leases	20
Weighted-average discount rate (%)
Operating leases	6.85%

Year Ended December 31,
Other information	2021
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,592,403

Schedule of future minimum payments required under the operating lease

USD
Year ended December 31,
2022	$1,770,510
2023	1,624,160
2024	1,200,396
2025	1,302,384
2026	1,498,609
2027 and later	22,218,861
Total minimum lease payments	29,614,920
Less: Amount representing interest	(13,110,015)
Present value of net minimum lease payments	$16,504,905
Current portion	726,842
Non-current portion	15,778,063